TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION
15.	TAXATION
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Singapore
The Company’s subsidiaries incorporated in Singapore are subject to Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years 2023, 2024 and 2025, the first HK$2 million of profits earned by one of our subsidiaries incorporated in Hong Kong was taxed at a rate of 8.25%, while the remaining profits were taxed at the 16.5% tax rate.
Chinese Mainland
The Company’s subsidiaries and VIEs registered in the Chinese mainland are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.
The PRC EIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises.
Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). The HNTE certificate is effective for a period of three years. Further, preferential EIT rates are available for qualified Software Enterprises whereby entities are entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years
.
Certain subsidiaries and VIEs including Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Qunar Software, Qunar Beijing, Beijing Hujinxinrong Technology Co., Ltd, Ctrip Business Travel Information Service (Shanghai) Co., Ltd. and Shanghai Xielv Information Technology Co., Ltd. are qualified as HNTEs for the years ended December 31, 2023, 2024 and 2025, which entitled a preferential tax rate of 15%.
Certain subsidiaries were entitled a reduced tax rate as qualified Software Enterprise for the year ended 2023 and such tax benefit expired at the end of the five-year period on December 31, 2023.
In 2001, the PRC state taxation administration (“STA”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalog are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. On April 23, 2020, the Ministry of Finance, the STA, and the PRC National Development and Reform Commission (“NDRC”) jointly issued the Announcement on Renewing the Enterprise Income Tax Policy for Western Development, which reduced the revenue percentage requirement of the “encouraged” businesses to no less than 60% and would be applied from 2021 to 2030. Chengdu Ctrip, Chengdu Ctrip International, and Chengdu Information are entitled to enjoy a preferential tax rate of 15% until 2030, provided that their “encouraged” businesses account for no less than required percentage pursuant to current policies.
Pursuant to the PRC EIT Law, effective January 1, 2008, a 10%
withholding
income tax is imposed for dividends distributed by foreign invested enterprises (“FIE”) to their immediate holding companies outside the Chinese mainland. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the Chinese mainland and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to
a
5%
withholding tax rate. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.
From 2023, the Company decided to distribute earnings
generated by certain
its FIE subsidiaries in onshore PRC entities to their immediate foreign holding company in Hong Kong. For the years ended December 31, 2024 and 2025, the Company accrued RMB735 million and RMB558 million withholding tax expenses at 5% tax rate associated with its earnings expected to be distributed from its FIEs in the Chinese mainland to their immediate foreign holding company, respectively. As of December 31, 2024 and 2025, the Company has accrued withholding tax liabilities associated with all of its earnings expected to be distributed from its FIEs in the
Chinese
mainland to overseas, except for unrecognized deferred tax liabilities of RMB1.0 billion and RMB1.3 billion related to the remaining undistributed earnings that the Company still intends to indefinitely reinvest in the
Chinese
mainland, respectively.
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) released model rules introducing a 15%
global minimum tax rate for large multinational corporations (“Pillar Two”). Certain tax jurisdictions in which the Company operate have enacted legislations consistent with the Pillar Two model rules effective beginning from 2024. The Company have assessed the Pillar Two tax impact for entities and jurisdictions that would be impacted by the Pillar Two model rules enacted from 2024, and concluded there is no material effect on our tax provision for the years ended December 31, 2024 and 2025. The Company will continue to evaluate the potential effect of Pillar Two on future reporting periods.

Income/(loss) from domestic and foreign components before income tax expenses and equity in income of affiliates (RMB in millions):

	2023	2024	2025
Domestic	13,368	15,922	19,661
Foreign	(2,688)	1,081	19,187

Total	10,680	17,003	38,848

The (loss)/ income from foreign components mainly includes the (loss)/gain from the fair value changes of equity securities investments and exchangeable senior notes, impairments for investments, share-based compensation charges, foreign exchange (loss)/gain and interest (expense)/income incurred in its overseas companies.
The income tax expenses from domestic components for the years ended December
31
,
2023
,
2024
and
2025
was RMB
875
 million, RMB
1,475
 million and RMB
2,742
 million, respectively. The income tax expenses from foreign components for the years ended December
31
,
2023
,
2024
and
2025
was RMB
875
 million, RMB
1,129
 million and RMB
3,073
 million, respectively.
Composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2023	2024	2025
Current income tax expense	2,511	3,109	5,526
Deferred tax (benefit)/expense	(761)	(505)	289

Income tax expense	1,750	2,604	5,815

The amount of cash paid for income taxes, net of refunds received, by jurisdiction were as follows:

2025
Domestic	3,273

Foreign jurisdictions:
India	2,073
Other foreign jurisdictions	394
Total Foreign jurisdictions	2,467

Cash paid for taxes, net of refunds received	5,740

Cash paid for income taxes, net of refunds, during the years ended December 31, 2023 and 2024 was RMB1,290 million and RMB2,700 million, respectively.
Reconciliation of the differences between statutory tax rate and the effective tax rate
Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, the reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate for the year ended December 31, 2025 was as follows (in millions, except percentages):

	2025
	%	Amount
PRC Statutory Tax Rate	25.0%	9,712
Effect of preferential tax treatments inside the Chinese mainland	(2.9%)	(1,133)
Foreign tax effects:
Singapore
— Change in fair value of equity securities investments and exchangeable senior notes	(1.1%)	(421)
— Other	0.5%	193
Cayman
— Statutory tax rate difference between Cayman and PRC	0.2%	68
— Change in fair value of equity securities investments and exchangeable senior notes	(0.9%)	(337)
— Share-based payment awards	0.8%	298
India
— Tax rate difference between Indian capital gain tax and PRC statutory tax rate	(4.4%)	(1,724)
Other foreign jurisdictions	(1.6%)	(631)
Changes in Valuation Allowances	0.1%	36
Nontaxable or Nondeductible Items:
— Excess tax benefits related to R&D expense	(1.3%)	(504)
— Other	(0.8%)	(300)
Other Adjustments:
— Withholding tax on the earnings distributed and anticipated to be remitted from the Chinese mainland	1.4%	558
Effective EIT rate	15.0%	5,815

The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 were as follows:

	2023	2024
Statutory tax rate	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	2%	2%
— Change in fair value of equity securities investments and exchangeable senior notes	3%	(2%)
— Others	(2%)	(3%)
R&D expense super deduction	(6%)	(5%)
Effect of preferential tax treatments inside the Chinese mainland	(10%)	(6%)
Difference in tax rates of subsidiaries outside the Chinese mainland	1%	1%
Changes in valuation allowance	(5%)	(1%)
Withholding tax on the earnings distributed and anticipated to be remitted	8%	4%

Effective EIT rate	16%	15%

The provisions for income taxes for the years ended December 31, 2023, 2024 and 2025 differ from the amounts computed by applying the EIT primarily due to preferential tax treatments
enjoyed by certain subsidiaries and the VIEs of the Company. The following table sets forth the effect of preferential tax treatments on China operations:

	2023	2024	2025

	RMB (in millions, except per share data)
Preferential tax treatments effect	826	1,098	1,140
Basic net income per ADS effect	1.27	1.68	1.73
Diluted net income per ADS effect	1.23	1.59	1.63
The impacts on effective tax rates from the Company’s subsidiaries with preferential tax treatment in the Chinese mainland are as follows:

		2023	2024	2025
Ctrip Computer Technology	15%	(3.1%)	(2.3%)	(1.2%)
Ctrip Travel Information	15%	(0.1%)	0.1%	0.0%
Ctrip Travel Network	15%	(3.2%)	(1.5%)	(0.3%)
Chengdu Information	15%	(0.8%)	(0.5%)	(0.4%)
Beijing Hujinxinrong Technology Co., Ltd	15%	(0.7%)	(0.7%)	(0.3%)
Qunar and subsidiaries	15%	(1.6%)	(1.1%)	(0.6%)
Other	various	(0.0%)	(0.4%)	(0.1%)

Total		(9.5%)	(6.4%)	(2.9%)

Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2024	2025
Deferred tax assets
Accrued expenses	1,454	1,127
Losses carry forwards	1,402	1,432
Accrued liability for rewards programs	370	514
Accrued staff related expenses	346	308
Other	394	250
Less: Valuation allowance of deferred tax assets	(712)	(876)

	3,254	2,755
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,363)	(3,391)
Withholding tax on undistributed earnings	(735)	(558)

	(4,098)	(3,949)
Net deferred tax liabilities	(844)	(1,194)

Movement of valuation allowances were as follows (RMB in millions):

	2023	2024	2025

Balance at beginning of year	1,513	922	712
Changes in current year	(591)	(210)	164

Balance at end of year	922	712	876
As
of December 31, 2024 and 2025, valuation allowance of RMB712 million and RMB876 million was mainly provided for net operating tax loss carry forwards related to certain subsidiaries and the VIEs based on the assessment that it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2025, the accumulated net operating loss of RMB4.6 billion of the Company’s subsidiaries incorporated in Singapore, Hong Kong, the Netherlands, the
UK, can be carried forward indefinitely to offset future taxable income
. The
remaining accumulated net operating loss of RMB3.3
billion mainly arose from the Company’s subsidiaries and consolidated VIEs established in the Chinese mainland and Japan, which can be carried forward to offset future taxable income with primary expiration period from
2026 to 2030.
As of December 31, 2024 and 2025, the unrecognized tax benefit and accrual is nil
.
Tax years subject to examination by major jurisdictions
In general, the PRC and the UK tax authorities have up to five years or four years to review a company’s tax filings, respectively. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2021 through 2025 and the Company’s UK subsidiaries for tax years 2022 through 2025 remain subject to the review by the relevant tax authorities.